The Company and Basis of Presentation (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Date of Incorporation	May 01, 1983
Common Stock
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued		15,500,000
NABUfit Denmark
Date of Incorporation	Jun. 26, 2015
Business Acquisition, Effective Date of Acquisition		Nov. 30, 2015
Date of Share Exchange Agreement		Oct. 08, 2015
NABUfit Global
Date of Incorporation	May 01, 1983
NABUfit Global | Date of Reincorporation
Date of Incorporation	Apr. 01, 2008
NABUfit Global | Date of Shell Company Establishment
Disposal Date		Jun. 20, 2014